Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate	The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
Expected income tax benefit at the U.S. federal statutory tax rate	$(81,826)	21.00%	$6,409,528	21.00%
State and local taxes, net of federal benefit (1)	(263,804)	67.70%	1,321,662	4.33%
Changes in valuation allowance	5,845,289	(1,500.15)%	(9,662,685)	(31.65)%
Nontaxable or Nondeductible Items
Equity Compensation	644,474	(165.40)%	562,345	1.84%
Transaction costs	197,291	(50.63)%	-	0.00%
Nondeductible Contribution	35,315	(9.06)%	-	-
Other nontaxable or nondeductible Items	688	(0.18)%	282,991	0.93%
Changes in unrecognized tax benefits	(186,161)	47.78%	589,314	1.93%
Effective tax rate	$6,191,266	(1,588.95)%	$(496,845)	(1.62)%

(1)	During the year ended December 31, 2025, state taxes in Florida made up the majority (greater than 50%) of the tax effect in this category

Schedule of Tax Expenses by Jurisdiction

The following table presents tax expenses by jurisdiction for the years ended December 31, 2025 and 2024:

	2025	2024
Current
U.S. Federal	$2,678,244	$2,409,796
U.S. State	(481,841)	1,088,249
Total current expense	$2,196,403	$3,498,045

Deferred
U.S. Federal	$3,831,640	$(3,310,028)
U.S. State	163,224	(684,861)
Total deferred provision (benefit)	3,994,864	(3,994,890)
Change in valuation allowance	-	-
Total provision for income tax expense (benefit), net	$6,191,266	$(496,845)

Schedule of Net Cash Paid for Income Taxes

Net cash paid for income taxes consisted of the following for the year ended December 31, 2025:

	2025	2024
Federal taxes paid	$5,300,000	$-
State and city taxes paid:		-
Florida	1,175,000	-
Georgia	25,000	-
Total state and city taxes paid	1,200,000	-
Total income taxes paid	$6,500,000	$-

Schedule of Deferred Tax Assets and Liabilities

The table below presents the effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities as of December 31, 2025 and 2024:

	2025	2024
Deferred tax assets:
Net operating loss carryforward	$-	$-
Accrued payroll taxes	48,034	52,797
Stock-based compensation	3,745,791	3,535,310
Research and development credits	-	-
Capitalized research and development expenses	-	348,592
Allowance for doubtful accounts	2,080,670	56,561
Nondeductible charitable contributions	-	-
Inventory reserve	49,225	36,989
Lease liability	36,495	65,807
Intangible assets	54,165	73,102
Gross deferred tax assts	6,014,382	4,169,158
Less valuation allowance	(5,845,289)	-
Total deferred tax assets	169,093	4,169,158

Deferred tax liabilities:
Fixed assets	$(147,557)	$(112,763)
ROU asset	(21,536)	(61,505)
Total deferred tax liabilities	(169,093)	(174,268)
Net deferred tax assets	$-	$3,994,890

Schedule of Gross Unrecognized Tax Benefits	For the years ended December 31, 2025 and 2024, gross unrecognized tax benefits was $343,780 and $513,00, respectively.

	2025	2024
Gross unrecognized tax benefits, beginning of period	$513,000	$-
Additions based on tax positions related to the current year	3,780	513,000
Reductions based on lapse of statute of limitations	(173,000)	-
Gross unrecognized tax benefits, end of period	$343,780	$513,000